Parent Company, Other Shareholders, Associates and Other Related Parties Balances and Transactions - Summary of Balances of Related Party Transactios (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Outstanding balances for related party transactions [abstract]
Loans (investment)		$ 124,767,892
Trade accounts receivable	$ 19,706,384	31,011,450
Other receivables		78,799,838
Accounts payable	(275,828,345)	(563,849,622)
Other liabilities - Dividends payable	$ 0	$ 0